Note 15 - Financial Instruments With Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
(in thousands)	December 31,
	2012	2011
Commitments to extend credit	$21,440	$18,340
Standby letters of credit	671	333